Employee Benefit Plans (Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	$ (2,962)	[1]	$ (1,117)	[1]	$ (106)	[1]
Pension Benefits [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	13,053		33,108
Plan amendment	0		0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(3,605)		(1,424)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	(307)		(307)
Total recognized in other comprehensive loss	9,141		31,307
Net periodic expense	15,930		11,415		7,333
Total recognized in net periodic benefit cost and other comprehensive loss	25,071		42,722
Other Postretirement Benefits [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	4,751		3,950
Plan amendment	(16,020)		0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(1,021)		(167)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	1,971		851
Total recognized in other comprehensive loss	(10,319)		4,634
Net periodic expense	267		745		593
Total recognized in net periodic benefit cost and other comprehensive loss	(10,052)		5,379
Recognition of settlement loss [Member] | Pension Benefits [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Total recognized in other comprehensive loss	0		(70)
Recognition of settlement loss [Member] | Other Postretirement Benefits [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Total recognized in other comprehensive loss	$ 0		$ 0

[1]	Includes amounts allocated to the non-controlling owners' interest.